Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expense And Other Assets Current [Line Item]
Balance with statutory authorities	$ 1,239,594	$ 1,189,787	$ 1,159,501
Unbilled revenue	2,134,765	868,382	1,264,837
Advances given (net of doubtful advances of $229,229 as of December 31, 2023 and $225,495 as of March 31, 2023 and $244,540 as of March 31, 2022)	3,246,326	922,380	553,879
Other receivables	2,918,159	126,928	129,732
Prepayments	1,771,555	22,091	27,554
Forward purchase agreement	24,462,103	0
Deposits	74,953	52,368	36,950
Prepayments and other current assets	$ 35,847,455	$ 3,181,936	$ 3,172,453